Condensed Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Apr. 12, 2021	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (495)	$ (276,735)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		(50,082)
Changes in operating assets and liabilities:
Prepaid expenses		(388,203)
Accounts payable and accrued expenses		142,488
Changes in accounts payable	495
Net cash used in operating activities		(572,532)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account		(57,339,341)
Net cash used in investing activities		(57,339,341)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable – related party		300,000
Repayments of notes payable – related party		(300,000)
Issuance of common stock to founders for cash		25,000
Cash proceeds from sale of Units, net of underwriting discounts paid		55,905,720
Cash proceeds from sale of Private Units		2,945,980
Cash proceeds from issuance of underwriter’s unit purchase option		100
Payment of offering costs		(614,088)
Net cash from financing activities		58,262,712
NET CHANGE IN CASH		350,839
Cash – Beginning of period
Cash – End of period		350,839
Non-cash investing and financing activities:
Issuance of founder shares for related party payables	25,000	25,000
Accrued offering costs	$ 75,000
Issuance of underwriter’s unit purchase option		360,000
Common stock subject to redemption		$ 50,589,849